LONG-TERM DEBT AND OTHER DEBTS (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Long-term and Other Debts

	June 30, 2023	December 31, 2022
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)	100,211,480	71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)	19,575,340	10,381,986
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)	11,885,826	6,189,814
Loans on research and development tax credits and subsidies receivable (Note 7.4)	22,658,610	22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)	23,075	34,802
Credit facility for the supplier payment program (Note 7.6)	5,000,000	—
	159,354,331	110,673,348
Current portion of long-term debt and other debts	5,020,374	24,713
Long-term portion of long-term debt and other debts	154,333,957	110,648,635
As at June 30, 2023, the weighted average all-in interest rate was 6.66%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$20,000,000	April 2023	4.26% - 5.11% plus 1.75% stamping fee
Loans in the amount of CA$20,000,000	N/A	Canadian prime rate of 7.45%
Loans in the amount of US$70,000,000	April 2023	5.41% - 7.04%, including spread of 1.75%
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%
As at June 30, 2023 and January 1, 2023, the credit facility for the supplier payment program was divided as follows:

	June 30, 2023	January 1, 2023
	$	$
Carrying amount
Presented in long-term debts and other debts of which suppliers has not received payments	—	—
Presented in long-term debts and other debts of which suppliers has received payments	5,000,000	—
Presented in long-term debts and other debts	5,000,000	—%

Range of payment due date
Liabilities that are part of the arrangements	118 - 120 days after invoice date	N/A
Comparable trade payables that are not part of the arrangements	Prepayment	N/A